Employee Benefit Plans, other Post-Retirement Benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts included in the Consolidated Balance Sheet, before tax
Net prior service costs		$ 5	$ 7
Net actuarial loss		(5)	(7)
Amounts to be amortized to net benefit cost
Estimated prior service cost gain amortized from accumulated other comprehensive loss into net periodic benefit cost next year		2
Change in benefit obligation
Benefit obligation at beginning of year		39	35
Service cost		1	1	$ 1
Interest cost		2	2	2
Plan amendments			7
Actuarial (gain) loss		(1)	(4)
Employee contribution		2	2
Benefits paid		(4)	(4)
Benefit obligation at end of year		39	39	35
Change in plan assets
Fair value of plan assets at beginning of year		50	52
Actual return (loss) on plan assets		4
Employee contribution		2	2
Benefits paid		(4)	(4)
Fair value of plan assets at end of year		52	50	52
Funded status		13	11
Plan assets measured at fair value		38	37
Plan assets measured at NAV	[1]	$ 14	13
Benefit plan, investment and asset allocation
Three year return		4.68%
Five year return		9.39%
Net periodic benefit cost
Service cost		$ 1	1	1
Interest cost		2	2	2
Expected return on plan assets		(3)	(4)	(3)
Amortization of prior service costs	[2]	(2)	(3)	(3)
Amortization of actuarial losses	[3]			1
Net post-retirement cost (benefit)		$ (2)	$ (4)	$ (2)
Benefit obligations
Discount rate		4.20%	4.40%
Net periodic benefit cost
Discount rate		4.40%	4.20%
Expected return on plan assets		6.00%	6.50%
Discount rate assumptions		The discount rate for 2016 and 2015 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years. The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan’s liabilities. The expected rate of return was determined using the target asset allocation for the TDS plan and rate of return expectations for each asset class. The measurement date for actuarial determination was December 31, 2016. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2016 to be 9.2% for plan participants aged 65 and above, and 7.5% for participants under age 65. For all participants the 2016 annual rate of increase is expected to decrease to 5.0% by 2025. The 2015 expected rate of increase was 9.5% for plan participants aged 65 and above, and 7.3% for participants under age 65, decreasing to 5.0% for all participants by 2024.
Health care trend rates
Ultimate health care cost trend rate		5.00%	5.00%
One percent increase effect on post-retirement benefit obligation		$ 1
One percent decrease effect on post-retirement benefit obligation		(1)
Estimated future post-retirement benefit payments
2017		2
2018		2
2019		2
2020		2
2021		2
2022-2026		$ 12
65 and older
Health care trend rates
Health care cost trend rate		9.20%	9.50%
Under 65
Health care trend rates
Health care cost trend rate		7.50%	7.30%
Level 1
Change in plan assets
Plan assets measured at fair value		$ 38	$ 37
Bond Mutual Funds
Benefit plan, investment and asset allocation
Target asset allocation		30.00%
Actual asset allocation		29.80%	31.50%
Equity Mutual Funds | U.S. Large Cap
Change in plan assets
Fair value of plan assets at beginning of year	[4]	$ 22
Fair value of plan assets at end of year	[4]	$ 19	$ 22
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		US large cap - This type of fund seeks to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.
Equity Mutual Funds | U.S. Large Cap | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	[4]	$ 22
Fair value of plan assets at end of year	[4]	19	22
Equity Mutual Funds | U.S. Small Cap
Change in plan assets
Fair value of plan assets at end of year	[5]	$ 5
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		US small cap - This type of fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.
Equity Mutual Funds | U.S. Small Cap | Level 1
Change in plan assets
Fair value of plan assets at end of year	[5]	$ 5
Equity Mutual Funds | International
Change in plan assets
Fair value of plan assets at beginning of year	[6]	12
Fair value of plan assets at end of year	[6]	$ 12	$ 12
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		International equity - This type of fund seeks to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.
Target asset allocation		25.00%
Actual asset allocation		23.00%	23.80%
Equity Mutual Funds | International | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	[6]	$ 12
Fair value of plan assets at end of year	[6]	$ 12	$ 12
Equity Mutual Funds | United States
Benefit plan, investment and asset allocation
Target asset allocation		45.00%
Actual asset allocation		47.20%	44.70%
Money Market Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	[7]	$ 3
Fair value of plan assets at end of year	[7]	$ 2	$ 3
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		Money market - This type of fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.
Money Market Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	[7]	$ 3
Fair value of plan assets at end of year	[7]	$ 2	$ 3

[1]	Plan assets measured at NAV consists entirely of a bank common trust invested in the BlackRock Intermediate Government/Credit Bond Index Fund F. This type of fund seeks to achieve maximum total return by investing in Bond Index Funds and other short-term investments.
[2]	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.
[3]	Based on straight-line amortization over the average time remaining before active employees retire.
[4]	US large cap - This type of fund seeks to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.
[5]	US small cap - This type of fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.
[6]	International equity - This type of fund seeks to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.
[7]	Money market - This type of fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.